MEMBERS/Madison Funds
Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, Arizona  85258
480-443-9537

March 1, 2011

Filed Electronically

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:  MEMBERS Mutual Funds
        Filing Pursuant to Reg. 230.497(j)
        Registration No. 333-29511; File No. 811-08261

Dear Sir or Madam:

This is to certify that the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment and that the text of the most recent registration statement or amendment has been filed electronically.

Respectfully submitted,

(signature)

W. Richard Mason
Chief Compliance Officer
MEMBERS Mutual Funds

cc:  Pamela M. Krill, Esq.